RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Details - Fair value disclosures - Classes of assets and liabilities table) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 31, 2016	Dec. 31, 2015
Disclosure of classification of assets liabilities [line items]
Cash and cash equivalents	$ 173	$ 799	$ 223		$ 63
Restricted cash	136	181
Other Current Assets	109	82
Due from related parties	65	60
Financial instrument assets			185
Equity-accounted investments	1,569	721		$ 206	197
Property, plant and equipment, at fair value	29,025	27,096	25,257		18,358
Goodwill	828	901	896
Deferred income tax assets	91	177
Other long-term assets	505	230
Total assets	34,103	30,904
Accounts payable and accrued liabilities	533	542
Due to related parties	101	112
Borrowings	10,718		$ 11,766		$ 10,182
Deferred income tax liabilities	4,140	3,588
Other long-term liabilities	734	344
Total liabilities	$ 16,897	$ 16,622